Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Entity Central Index Key	0001840416
Entity Registrant Name	SONO GROUP N.V.
Amendment Flag	false
Document Type	F-1
Entity Emerging Growth Company	true
Entity Ex Transition Period	false